Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stockholders' Equity

14.  Stockholders’ Equity

2008 Stock Incentive Plan - During 2014, our stockholders approved an amendment to our Incentive Stock Plan (the “2008 Plan”).  As amended, the total number of shares of our common stock for which awards may be granted under the 2008 Plan is 1,975,000 shares, subject to adjustment.  Under the 2008 Plan, awards may be made to any employee, officer or director of the Company and its affiliated companies.  An award may also be granted to any consultant, agent, advisor or independent contractor for bona fide services rendered to the Company or any affiliate (as defined in the 2008 Plan), subject to certain conditions.  The 2008 Plan is being administered by the compensation and stock option committee (the “Committee”) of our Board.

Our Board or the Committee may amend the 2008 Plan, except that if any applicable statute, rule or regulation requires shareholder approval with respect to any amendment of the 2008 Plan, then to the extent so required, shareholder approval will be obtained.  Shareholder approval will also be obtained for any amendment that would increase the number of shares stated as available for issuance under the 2008 Plan.  Unless sooner terminated by our Board, the 2008 Plan expires on June 5, 2018.

The following may be granted by the Committee under the 2008 Plan:

Stock Options - The Committee may grant either incentive stock options or non-qualified stock options.  The Committee sets option exercise prices and terms, except that the exercise price of a stock option may be no less than 100% of the fair market value, as defined in the 2008 Plan, of the shares on the date of grant.  At the time of grant, the Committee will have sole discretion in determining when stock options are exercisable and when they expire, except that the term of a stock option cannot exceed 10 years.

Stock Appreciation Rights (“SARs”) - The Committee may grant SARs as a right in tandem with the number of shares underlying stock options granted under the 2008 Plan or on a stand-alone basis.  SARs are the right to receive payment per share of the SAR exercised in stock or in cash equal to the excess of the share’s fair market value, as defined in the 2008 Plan, on the date of exercise over its fair market value on the date the SAR was granted.  Exercise of a SAR issued in tandem with stock options will result in the reduction of the number of shares underlying the related stock option to the extent of the SAR exercise.

Stock Awards, Restricted Stock, Restricted Stock Units, and Other Awards - The Committee may grant awards of restricted stock, restricted stock units, and other stock and cash-based awards, which may include the payment of stock in lieu of cash (including cash payable under other incentive or bonus programs) or the payment of cash (which may or may not be based on the price of our common stock).

Outside Director Stock Option Plan - In addition to the 2008 Plan discussed above, we have an Outside Director Stock Option Plan (the “Outside Director Plan”).  The Outside Director Plan authorizes the grant of non-qualified stock options to each member of our Board who is not an officer or employee of LSB or its subsidiaries.

The Outside Director Plan also provides that each outside director may elect to receive all or any portion of his or her director fee for services rendered as a director of LSB in shares of LSB’s common stock, provided that the outside director elects to receive shares in payment of his or her director fee each calendar quarter.

Stock Incentive Plans - At December 31, 2015, we have options outstanding under the 2008 Plan as discussed above.  As it relates to stock options, exercise price of the outstanding options granted under the 2008 Plan was equal to the market value of our common stock at the date of grant.

14.  Stockholders’ Equity (continued)

Amounts disclosed within this note include amounts attributable to our discontinued operations, unless otherwise noted.

The following information relates to our stock option plans:

	December 31, 2015
	2008 Plan	Outside Director Plan
Maximum number of securities for issuance	1,975,000	400,000
Number of awards available to be granted	797,890	278,456
Number of options outstanding (1)	802,780	—
Number of options exercisable (2)	232,925	—

(1)	Includes 211,025 options associated with employees in our discontinued operations.
(2)	Includes 80,240 options associated with employees in our discontinued operations.

In addition to our stock option plans, in 2006 our stockholders approved the grant of 450,000 shares of stock options (the “2006 Options”) to certain Climate Control Business employees.  The exercise price of the 2006 Options is $8.01 per share.  At December 31, 2015, there were 40,000 options outstanding related to the 2006 Options, of which 20,000 are exercisable.

Restricted Stock - On December 31, 2015 the Committee approved the grants under the 2008 Plan of 584,959 shares of restricted stock (“2015 Restricted Stock”) to certain executives, of which a portion of these awards immediately vested as of the grant date.  The non-vested 2015 Restricted Stock carry dividend and voting rights.  Sales of these shares are restricted prior to the date of vesting.  Excluding the shares that immediately vested, the 2015 Restricted Stock vest at the end of each one-year period at the rate of one-third per year for three years.  The fair value of the 2015 Restricted Stock was $4,200,000, or $7.18 per share, which was the market value of our common stock at the date of grant.  Pursuant to the terms of the 2015 Restricted Stock agreements, unvested restricted shares will immediately vest upon the occurrence of a change in control (as defined by agreement), termination without cause or death. In 2015, stock-based compensation expense (SG&A) related to restricted stock was $405,000 (not applicable for 2014 and 2013), which was also the fair value of the restricted stock that vested.  The total income tax benefit related to these grants was approximately $156,000.

The following information relates to our restricted stock:

2015
Shares
Unvested restricted stock outstanding at beginning of year	—
Granted	584,959
Vested	(56,406)
Cancelled or forfeited	—
Unvested restricted stock outstanding at end of year	528,553

Stock-Options - During 2015, the Committee approved the grants under the 2008 Plan of 135,000 shares of stock options (the “2015 Options”) to certain employees, which grants included 5,000 shares of stock options related to discontinued operations.  During 2014, the Committee approved the grants under the 2008 Plan of 489,000 shares of stock options (the “2014 Options”) to certain employees, which grants included 119,000 shares of stock options related to discontinued operations.  The exercise price of the 2015 Options and the 2014 Options was equal to the market value of our common stock at the date of grant.  The 2015 Options and 2014 Options vest at the end of each one-year period at the rate of 16.5% per year for the first five years and the remaining unvested options will vest at the end of the sixth year.  The 2015 Options and the 2014 Options expire in 2025 and 2024, respectively. The fair value for the 2015 Options and the 2014 Options was estimated, using an option pricing model, as of the date of the grant, which date was also the service inception date.  During 2013, the Committee did not grant any awards under the 2008 Plan.

14.  Stockholders’ Equity (continued)

The fair value for the 2015 Options and the 2014 Options was estimated using a Black-Scholes-Merton option pricing model with the following assumptions:

•	risk-free interest rate based on an U.S. Treasury zero-coupon issue with a term approximating the estimated expected life as of the grant date;
•	a dividend yield based on historical data;
•	volatility factors of the expected market price of our common stock based on historical volatility of our common stock primarily over approximately six years from the date of grant; and
•	a weighted-average expected life of the options based on the historical exercise behavior of these employees and outside director, if applicable.

The following table summarizes information about these granted stock options:

	2015	2014	2013
Weighted-average risk-free interest rate	1.73%	1.83%	N/A
Dividend yield	—	—	N/A
Weighted-average expected volatility	38.32%	45.18%	N/A
Total weighted-average expected forfeiture rate	0.00%	7.88%	N/A
Weighted-average expected life (years)	5.11	5.90	N/A
Total weighted-average remaining vesting period in years (1)	6.53	5.83	2.45
Total fair value of options granted for continuing operations (2)	$1,853,000	$5,518,000	N/A
Stock-based compensation expense - Cost of sales for continuing operations (1) (3)	$303,000	$139,000	$111,000
Stock-based compensation expense - SG&A for continuing operations (1) (4)	$1,410,000	$636,000	$338,000
Income tax benefit for continuing operations (1) (5)	$(662,000)	$(302,000)	$(175,000)

(1)	Information relates to stock options granted since 2006.
(2)	Approximately $62,000 and $1,744,000 for 2015 and 2014, respectively is included in discontinued operations.
(3)	Approximately $126,000, $116,000, and $116,000, for 2015, 2014 and 2013, respectively is included in discontinued operations.
(4)	Approximately $508,000, $1,024,000, and $977,000, for 2015, 2014 and 2013, respectively is included in discontinued operations.
(5)	Approximately $(244,000), $(445,000), and $(426,000), for 2015, 2014 and 2013, respectively is included in discontinued operations.

At December 31, 2015, the total stock-based compensation expense not yet recognized is $11,626,000, (of which $2,027,000 relates to discontinued operations), relating to non-vested restricted stock and stock options, which we will be amortizing (subject to adjustments for forfeitures) through the respective remaining vesting periods.

14.  Stockholders’ Equity (continued)

The following information relates to our stock options:

	2015
	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	955,848	$27.09
Granted	135,000	$38.73
Exercised	(159,348)	$11.20
Forfeited or expired	(88,720)	$27.29
Outstanding at end of year	842,780	$31.93
Exercisable at end of year	252,925	$28.13

	2015	2014	2013
Weighted-average fair value per option granted during year	$14.19	$14.85	N/A

Total intrinsic value of options exercised during the year	$4,292,000	$3,461,000	$2,970,000

Total fair value of options vested during the year	$2,411,000	$1,502,000	$1,565,000

			Stock Options Outstanding At December 31, 2015
Exercise Prices			Shares Outstanding		Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Intrinsic Value of Shares Outstanding (A)
$7.86	-	$8.01	57,525	(B)	1.41	$7.96	—
$9.69	-	$9.97	19,920	(C)	2.83	$9.70	—
$29.99	-	$34.50	655,335	(D)	7.90	$33.45	—
$36.78	-	$42.65	110,000		9.55	$39.45	—
$7.86	-	$42.65	842,780		7.55	$31.93	$—

			Stock Options Exercisable At December 31, 2015
Exercise Prices			Shares Outstanding		Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Intrinsic Value of Shares Outstanding (A)
$7.86	-	$8.01	37,525	(E)	1.76	$7.94	$—
$9.69	-	$9.97	19,920	(F)	2.83	$9.70	—
$29.99	-	$34.50	195,480	(G)	6.95	$33.88	—
$36.78	-	$42.65	—		—	$—	—
$7.86	-	$42.65	252,925		5.85	$28.13	$—

(A)	The exercise price of all stock options exceeded the market value of our common stock as of December 31, 2015.
(B)	Includes 40,000 options associated with discontinued operations.
(C)	Includes 6,215 options associated with discontinued operations.
(D)	Includes 164,810 options associated with discontinued operations.
(E)	Includes 20,000 options associated with discontinued operations.
(F)	Includes 6,215 options associated with discontinued operations.
(G)	Includes 54,025 options associated with discontinued operations.

 14.  Stockholders’ Equity (continued)

Preferred Share Rights Plan - On January 5, 2009, a renewed shareholder rights plan (the “Renewed Rights Agreement”) became effective upon the expiration of our previous shareholder rights plan. Pursuant to the Securities Purchase Agreement as discussed in Note 13 – Securities Financing, on December 4, 2015, LSB and UMB, as rights agent, entered into an amendment (the “Amendment”) to the Renewed Rights Agreement. The Amendment amends the definition of “Acquiring Person” to exclude the Purchaser and its Affiliates and Associates (as defined therein) in order to permit the issuance of the Securities discussed in Note 13, and additional securities issuable to the Purchaser as contemplated by the terms of the Securities, without triggering the issuance of Series 4 Junior Participating Class C Preferred Stock. The Renewed Rights Agreement will impact a potential acquirer unless the acquirer negotiates with our Board and the Board approves the transaction.  Pursuant to the renewed plan, one preferred share purchase right (a “Right”) is attached to each currently outstanding or subsequently issued share of our common stock.  Prior to becoming exercisable, the Rights trade together with our common stock.  In general, if a person or group acquires or announces a tender or exchange offer for 15% or more of our common stock (except for the Golsen Holders and certain other limited excluded persons, as amended), then the Rights become exercisable.  Each Right entitles the holder (other than the person or group that triggers the Rights being exercisable) to purchase from us one one-hundredth of a share of Series 4 Junior Participating Preferred Stock, no par value (the “Preferred Stock”), at an exercise price of $47.75 per one one-hundredth of a share, subject to adjustment.  If a person or group acquires 15% or more of our common stock, each Right will entitle the holder (other than the person or group that triggered the Rights being exercisable) to purchase shares of our common stock (or, in certain circumstances, cash or other securities) having a market value of twice the exercise price of a Right at such time.  Under certain circumstances, each Right will entitle the holder (other than the person or group that triggered the Rights being exercisable) to purchase the common stock of the acquirer having a market value of twice the exercise price of a Right at such time.  In addition, under certain circumstances, our Board may exchange each Right (other than those held by the acquirer) for one share of our common stock, subject to adjustment.  Our Board may redeem the Rights at a price of $0.01 per Right generally at any time before 10 days after the Rights become exercisable.  Our Board may exchange all or part of the Rights (except to the person or group that triggered the Rights being exercisable) for our common stock at an exchange ratio of one common share per Right until the person triggering the Right becomes the beneficial owner of 50% or more of our common stock.

Other – As of December 31, 2015, we have reserved 6.4 million shares of common stock issuable upon potential conversion of preferred stocks, equity awards and warrants pursuant to their respective terms.